Revenue- Breakdown by segment (Details) ¥ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Revenue breakdown
Revenue		¥ 717,289	$ 109,480	¥ 509,711	¥ 376,844
Sun Art Retail Group Limited
Revenue breakdown
Revenue	¥ 42,900
Customer management services
Revenue breakdown
Revenue		363,381		297,592	246,702
Logistics services
Revenue breakdown
Revenue		55,653		33,942	23,397
Core commerce
Revenue breakdown
Revenue		621,146		436,104	323,400
Core commerce | Logistics services | Cainiao Network
Revenue breakdown
Revenue		37,258		22,233	14,885
Core commerce | Local Consumer Services
Revenue breakdown
Revenue		31,537		25,440	18,058
Core commerce | Others
Revenue breakdown
Revenue		15,495		9,337	5,129
Core commerce | PRC | Retail
Revenue breakdown
Revenue		473,683		332,750	247,615
Core commerce | PRC | Retail | Customer management services
Revenue breakdown
Revenue		306,070		246,482	207,531
Core commerce | PRC | Retail | Others
Revenue breakdown
Revenue		167,613		86,268	40,084
Core commerce | PRC | Wholesale
Revenue breakdown
Revenue		14,322		12,427	9,988
Core commerce | International | Retail
Revenue breakdown
Revenue		34,455		24,323	19,558
Core commerce | International | Wholesale
Revenue breakdown
Revenue		14,396		9,594	8,167
Cloud computing
Revenue breakdown
Revenue		60,120		40,016	24,702
Digital media and entertainment
Revenue breakdown
Revenue		31,186		29,094	24,286
Innovation initiatives and others
Revenue breakdown
Revenue		¥ 4,837		¥ 4,497	¥ 4,456